Note 3 - Discontinued Operations (Details) - Revenues and Expenses of Discontinued Operations, License and Management Services (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses
Loss from discontinued operations	$ (221)	$ (213)	$ (1,755)
License and Management Services [Member] | Salaries and Benefits [Member]
General and administrative expenses
General and administrative expenses	96	96	465
License and Management Services [Member] | Other General and Administrative Expense [Member]
General and administrative expenses
General and administrative expenses	72	83	225
License and Management Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	19	25	112
Expenses
Cost of license and management services	68	55	235
General and administrative expenses
Depreciation and amortization	4	4	147
Total expenses	240	238	1,867
Loss from discontinued operations	$ (221)	$ (213)	$ (1,755)